Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses, net (note 17a)	19,012	18,693	12,881
General and administrative expenses (note 17b)	6,139	7,104	6,407
Loss on disposal group of assets held for sale	4,244
Total	29,395	25,797	19,288
Operating loss	(29,395)	(25,797)	(19,288)
Finance income (expenses), net (note 17c)	327	(5,263)	4,820
Net loss	(29,068)	(31,060)	(14,468)
Other comprehensive gain
Exchange differences arising from translating financial statements from functional to presentation currency			124
Total other comprehensive gain			124
Total comprehensive loss	$ (29,068)	$ (31,060)	$ (14,344)
Basic loss per share (in Dollars per share)	$ (1.56)	$ (1.69)	$ (0.81)
Weighted average number of shares outstanding (in Shares)	18,574,484	18,394,886	17,859,713